INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2012
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

13.                         INTANGIBLE ASSETS, NET

Intangible assets, net consist of the following:

	As of December 31, 2011	As of December 31, 2012
Costs:
Customer relationship	$259	$259
Backlog	1	1
Patent	121	121
	381	381

Accumulated amortization:
Customer relationship	(259)	(259)
Backlog	(1)	(1)
Patent	(18)	(31)
	(278)	(291)
Exchange differences	5	6
Intangible assets, net	$108	$96

Intangible assets held at Chaoyang Seamless are classified as “assets held for sale” and not included in 2011 figures.

Expected useful economic lives of acquired intangible assets are as follows:

Customer relationship	6 years
Backlog	Within 1 year
Patent	10 years

Amortization expense was $182, $28 and $13 for the years ended December 31, 2010, 2011 and 2012, respectively. The Company expects to record amortization expense of $13, $13, $13, $13, $13 and $31 for 2013, 2014, 2015, 2016, 2017 and thereafter, respectively.